OPERATING PARTNERSHIP FINANCIAL INFORMATION Q - Consolidated Interim Statements of Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination [Line Items]
Revenues	$ 28,401,871	$ 8,570,657	$ 50,039,632	$ 26,788,920
Gains / (losses) from operations	816,982	141,633	1,091,745	616,504
Revenues and gains / (losses) from operations	29,218,853	8,712,290	51,131,377	27,405,424
Operating expenses:
Transaction expenses	28,292,777	8,536,135	49,869,727	26,659,061
Impairment of digital assets	197,702	108,466	437,608	190,939
Total operating expenses	28,674,608	8,751,430	50,812,561	27,176,289
Other income / (expense)	957	783	2,547	2,608
Net income / (loss) before taxes	545,202	(41,215)	285,819	216,599
Income taxes expense / (benefit)	40,145	(7,885)	45,503	(12,602)
Net income / (loss)	505,057	(33,330)	240,316	229,201
Other comprehensive income (loss)	(2,605)	0	(2,605)	0
Comprehensive income (loss)	502,452	(33,330)	237,711	229,201
Galaxy Digital Holdings, LP
Business Combination [Line Items]
Revenues	28,401,870	8,570,657	50,039,611	26,788,920	$ 42,596,673	$ 51,626,779	$ 119,825,847
Gains / (losses) from operations	816,982	141,633	1,091,745	616,504
Revenues and gains / (losses) from operations	29,218,852	8,712,290	51,131,356	27,405,424	43,757,790	52,209,639	120,491,852
Operating expenses:
Transaction expenses	28,292,777	8,536,135	49,869,727	26,659,061	42,741,776	51,592,423	120,995,931
Impairment of digital assets	197,702	108,466	437,608	190,939
Other operating expenses	186,858	106,829	512,697	326,289
Total operating expenses	28,677,337	8,751,430	50,820,032	27,176,289	43,399,054	51,955,473	121,441,072
Other income / (expense)	957	(2,075)	(33,691)	(12,536)	2,774	(135)	26,480
Net income / (loss) before taxes	542,471	(41,215)	277,633	216,599	329,783	244,428	(844,420)
Income taxes expense / (benefit)	(7,100)	(7,885)	(7,354)	(12,602)	(16,939)	15,914	(28,291)
Net income / (loss)	549,571	(33,330)	284,987	229,201	$ 346,722	$ 228,514	$ (816,129)
Other comprehensive income (loss)	(2,605)	0	(2,605)	0
Comprehensive income (loss)	$ 546,966	$ (33,330)	$ 282,382	$ 229,201